Interest in joint ventures (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Equity attributable to the owners	$ 57	$ 66
SACME [member]
IfrsStatementLineItems [Line Items]
Percentage interest held in capital stock and votes	50.00%
Equity attributable to the owners	$ 57	66
(Loss) Income from interest in joint ventures	$ (10)	$ (17)	$ 12